Related Party Transactions - Schedule of significant related party transactions, acquisition of right-of-use assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Acquisition of right-of-use assets	$ 659	$ 485	$ 847
CyberLink
Related Party Transactions
Acquisition of right-of-use assets	487	0	477
ClinJeff
Related Party Transactions
Acquisition of right-of-use assets	0	82	0
Total for all related parties
Related Party Transactions
Acquisition of right-of-use assets	$ 487	$ 82	$ 477